Cash and cash equivalents - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents	$ 5,866	$ 4,740
Cash and cash equivalents	29,195	30,681	$ 31,111	$ 22,472
Non-UK Countries
Disclosure of geographical areas [line items]
Cash and cash equivalents	$ 5,822	$ 4,668